Summary of fair values of warrants assumptions (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	3.21%
Expected life (years)	5 years
Weighted average share price	$ 25.85
Weighted average exercise price	$ 25.85
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	4.47%
Expected life (years)	2 years 7 months 24 days
Weighted average share price	$ 6.99
Weighted average exercise price	$ 13.32